Consolidated Statements of Shareholders' Equity (Parenthetical) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Stockholders' Equity [Abstract]
Loss relating to proportionate share of other comprehensive income from equity method investments	€ 32.8	€ (4.9)	€ (26.9)
Accumulated OCI, net of taxes relating to foreign currency translation gain	387.9	321.9	228.6
Accumulated other comprehensive income, gain (loss) on financial instruments, net of taxes	€ 7.6	€ 16.5	€ (22.3)